INVESTMENTS IN AFFILIATES - Other investments (Details) $ in Thousands, ¥ in Millions								1 Months Ended				12 Months Ended
	Dec. 31, 2017 item shares	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Sep. 08, 2015 USD ($) item	May 23, 2012 USD ($)	Jul. 04, 2011 USD ($)	Dec. 17, 2009 USD ($) item	Jun. 30, 2016	Mar. 31, 2015	Dec. 31, 2014	Aug. 31, 2013 USD ($) item	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Nov. 22, 2017 shares	Oct. 26, 2017 ¥ / shares shares	Oct. 07, 2016
Other investments
Cash consideration for acquisition of the entity | $												$ 92,925	$ 124,737	$ 84,389
Common shares issued | shares	58,496,685											58,496,685	57,830,149
Equity in earnings (loss) of unconsolidated investees | $												$ 9,411	$ (4,404)	$ (643)
Canadian Solar Inc
Other investments
Common shares issued | shares																26,895
Initial private investment | Canadian Solar Inc
Other investments
Common shares issued | shares																1,500
Over allotment | Mizuho Securities Co Ltd
Other investments
Common shares issued | shares															2,890
Gaochuangte
Other investments
Ownership percentage													40.00%
CSI Skypower
Other investments
Cash consideration for acquisition of the entity | $					$ 3,429
Ownership percentage											50.00%		50.00%
Number of board members designated by the acquired entity											2
Number of board members											4
Cash consideration for acquisition of the interest | $											$ 4,000
2 separate utility-scale solar power projects
Other investments
Percentage of interest sold								5.00%		95.00%
City Light
Other investments
Percentage of interest sold								5.00%	95.00%
Suzhou Financial Leasing Co., Ltd.
Other investments
Ownership percentage	6.00%											6.00%	6.00%
Tranquillity
Other investments
Ownership percentage	49.00%											49.00%	49.00%
Roserock
Other investments
Ownership percentage	49.00%											49.00%	49.00%
Garland
Other investments
Ownership percentage	49.00%											49.00%	49.00%
Pirapora Solar Holding S.A.
Other investments
Ownership percentage	20.00%											20.00%	20.00%
Percentage of ownership interest																	20.00%
SZCC, or CSI Cells Co., Ltd. | Gaochuangte
Other investments
Cash consideration for acquisition of the entity | $			$ 32,351				$ 2,929
Ownership percentage		80.00%	80.00%				40.00%
Number of board members designated by the acquired entity							1
Number of board members							3
Cash consideration for acquisition of the interest		¥ 220.6	$ 33,761			$ 3,119
SZSP | GCL-CSI (Suzhou) Photovoltaic Technology Co., Ltd.
Other investments
Cash consideration for acquisition of the entity | $						$ 2,549
Ownership percentage						10.00%
SZSP | Suzhou Financial Leasing Co., Ltd.
Other investments
Number of board members designated by the acquired entity				1
Number of board members				5
Cash consideration for acquisition of the interest | $				$ 13,860
Voting interest hold (as a percent)				6.00%
EDF | Pirapora Solar Holding S.A.
Other investments
Percentage of ownership interest																	80.00%
Canadian Solar Infrastructure Fund, Inc
Other investments
Number of board members designated by the acquired entity	1
Number of board members	3
Common shares issued | shares	182,190											182,190
Canadian Solar Infrastructure Fund, Inc | Canadian Solar Inc
Other investments
Percentage of ownership after sale transaction	14.76%
Canadian Solar Infrastructure Fund, Inc | Initial public offer
Other investments
Common shares issued | shares																177,800
Share Price | ¥ / shares																¥ 100,000
Canadian Solar Infrastructure Fund, Inc | Initial public offer | Canadian Solar Inc
Other investments
Common shares issued | shares																25,395